Note 4. Related Party Transactions Not Disclosed Elsewhere.: Schedule of Related Party Debt (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Related Party Debt

	2014	2013
Beginning balance	$161,729	$119,779
Increase due to payments made on behalf of the company	$21,625	$41,950
Less March 24, 2014 conversion to convertible note	$(40,000)	$-
Less December 15, 2014 conversion to promissory note	$(22,375)	$-
Obligation transferred to unrelated party	$(120,979)	$-
Total	-	161,729
Less current portion	-	(161,729)
Due after one year	$-	$-